Loans and Related Allowance for Credit Losses	12 Months Ended
Dec. 31, 2025
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Loans and Related Allowance for Credit Losses

Note 3: Loans and Related Allowance for Credit Losses
Table 3.1 presents total loans outstanding by portfolio segment and class of financing receivable. Loans are reported at their outstanding principal balances net of any unearned income, cumulative charge-offs, unamortized deferred fees and costs on originated loans, and unamortized premiums or discounts on purchased loans. These amounts were less than 1% of our total loans outstanding at both December 31, 2025 and 2024.

Outstanding balances exclude accrued interest receivable on loans, except for certain revolving loans, such as credit card loans.
See Note 5 (Intangible Assets and Other Assets) for additional information on accrued interest receivable. Amounts considered to be uncollectible are reversed through interest income. During 2025, we reversed accrued interest receivable of $47 million for our commercial portfolio segment and $376 million for our consumer portfolio segment, compared with $41 million and $401 million, respectively, for 2024.
Table 3.1: Loans Outstanding

(in millions)	Dec 31, 2025	Dec 31, 2024
Commercial and industrial	$452,068	381,241
Commercial real estate	132,284	136,505
Lease financing (1)	15,543	16,413
Total commercial	599,895	534,159
Residential mortgage	242,190	250,269
Credit card	59,540	56,542
Auto	50,487	42,367
Other consumer (2)	34,055	29,408
Total consumer	386,272	378,586
Total loans	$986,167	912,745
(1)In May 2025, the Company announced it entered into an agreement to sell the assets of its rail car leasing business and transferred lease financing balances to loans held for sale. This sale closed on January 1, 2026, which included $1.0 billion of finance leases.
(2)Includes $26.2 billion and $21.4 billion at December 31, 2025 and 2024, respectively, of securities-based loans originated by the Wealth and Investment Management (WIM) operating segment.
Our non-U.S. loans are reported by respective class of financing receivable in the table above. Substantially all of our non-U.S. loan portfolio is commercial loans. Table 3.2 presents total non-U.S. commercial loans outstanding by class of financing receivable.

Table 3.2: Non-U.S. Commercial Loans Outstanding

(in millions)	Dec 31, 2025	Dec 31, 2024
Commercial and industrial	$80,475	62,038
Commercial real estate	5,674	5,123
Lease financing	498	598
Total non-U.S. commercial loans	$86,647	67,759
Loan Concentrations
Loan concentrations may exist when there are amounts loaned to borrowers engaged in similar activities or similar types of loans extended to a diverse group of borrowers that would cause them to be similarly impacted by economic or other conditions. Commercial and industrial loans and lease financing to borrowers in the financials except banks industry represented 21% and 17% of total loans at December 31, 2025 and 2024, respectively. At December 31, 2025 and 2024, we did not have concentrations representing 10% or more of our total loan portfolio in the commercial real estate (CRE) portfolios (real estate mortgage and real estate construction) by state or property type. Residential mortgage loans to borrowers in the state of California represented 11% and 12% of total loans at December 31, 2025 and 2024, respectively. These California loans are generally diversified among the larger metropolitan areas in California, with no single area consisting of more than 4% of total loans at both December 31, 2025 and 2024.
We continuously monitor changes in real estate values and underlying economic or market conditions for the geographic areas of our residential mortgage portfolio as part of our credit risk management process.

Some of our residential mortgage loans include an interest-only feature as part of the loan terms. These interest-only loans were approximately 2% of total loans at both December 31, 2025 and 2024. Substantially all of these interest-only loans at origination were considered to be prime or near prime. We do not offer option adjustable-rate mortgage (ARM) products, nor do we offer variable-rate mortgage products with fixed payment amounts, commonly referred to within the financial services industry as negative amortizing mortgage loans.
Loan Purchases, Sales, and Transfers
Table 3.3 presents the proceeds paid or received for purchases and sales of loans and transfers from loans held for investment to LHFS. The table excludes loans for which we have elected the fair value option and government insured/guaranteed loans because their loan activity normally does not impact the ACL.
Table 3.3: Loan Purchases, Sales, and Transfers

				Year ended December 31,
	2025			2024
(in millions)	Commercial	Consumer	Total	Commercial	Consumer	Total
Purchases	$1,648	7	1,655	839	4	843
Sales and net transfers (to)/from LHFS	(4,483)	(155)	(4,638)	(2,662)	(194)	(2,856)
Unfunded Credit Commitments
Unfunded credit commitments are legally binding agreements to lend to customers with terms covering usage of funds, contractual interest rates, expiration dates, and any required collateral. Our commercial lending commitments include, but are not limited to, (i) commitments for working capital and general corporate purposes, (ii) financing to customers who warehouse financial assets secured by real estate, consumer, or corporate loans, (iii) financing that is expected to be syndicated or replaced with other forms of long-term financing, and (iv) commercial real estate lending. We also originate multipurpose lending commitments under which commercial customers have the option to draw on the facility in one of several forms, including the issuance of letters of credit, which reduces the unfunded commitment amounts of the facility.

The maximum credit risk for these commitments will generally be lower than the contractual amount because these commitments may expire without being used or may be cancelled at the customer’s request. We may reduce or cancel lines of credit in accordance with the contracts and applicable law. Our credit risk monitoring activities include managing the amount of commitments, both to individual customers and in total, and the size and maturity structure of these commitments. We do not recognize an ACL for commitments that are unconditionally cancellable at our discretion.

We issue commercial letters of credit to assist customers in purchasing goods or services, typically for international trade. At December 31, 2025 and 2024, we had $1.2 billion and $968 million, respectively, of outstanding issued commercial letters of credit. See Note 16 (Guarantees and Other Commitments) for additional information on issued standby letters of credit.
We may be a fronting bank, whereby we act as a representative for other lenders, and advance funds or provide for the issuance of letters of credit under syndicated loan or letter of credit agreements. Any advances are generally repaid in less than a week and would normally require default of both the customer and another lender to expose us to loss.

The contractual amount of our unfunded credit commitments, including unissued letters of credit, is summarized in Table 3.4. The table is presented net of commitments syndicated to others, including the fronting arrangements described above, and excludes issued letters of credit and discretionary amounts where our approval or consent is required prior to any loan funding or commitment increase.
Table 3.4: Unfunded Credit Commitments

(in millions)	Dec 31, 2025	Dec 31, 2024
Commercial and industrial	$445,910	401,947
Commercial real estate	15,369	12,505
Total commercial	461,279	414,452
Residential mortgage (1)	17,496	23,872
Credit card	180,563	163,256
Other consumer	7,397	7,985
Total consumer	205,456	195,113
Total unfunded credit commitments	$666,735	609,565
(1)Includes lines of credit totaling $15.2 billion and $22.5 billion as of December 31, 2025 and 2024, respectively.
Allowance for Credit Losses
Table 3.5 presents the ACL for loans, which consists of the allowance for loan losses and the allowance for unfunded credit commitments. Total net loan charge-offs decreased $778 million from December 31, 2024, due to lower losses in our commercial real estate portfolio driven by the office property type and lower losses in our auto and other consumer portfolios. The ACL for loans decreased $299 million from December 31, 2024, reflecting improved credit performance for commercial real estate loans, partially offset by a higher allowance for commercial and industrial and auto loans due to portfolio growth.
Table 3.5: Allowance for Credit Losses for Loans

	Year ended December 31,
($ in millions)	2025	2024
Balance, beginning of period	$14,636	15,088
Provision for credit losses	3,690	4,330
Loan charge-offs:
Commercial and industrial	(704)	(729)
Commercial real estate	(497)	(945)
Lease financing	(50)	(52)
Total commercial	(1,251)	(1,726)
Residential mortgage	(69)	(64)
Credit card	(2,963)	(2,842)
Auto	(453)	(652)
Other consumer	(459)	(560)
Total consumer	(3,944)	(4,118)
Total loan charge-offs	(5,195)	(5,844)
Loan recoveries:
Commercial and industrial	129	132
Commercial real estate	76	42
Lease financing	13	17
Total commercial	218	191
Residential mortgage	122	133
Credit card	537	387
Auto	249	296
Other consumer	75	65
Total consumer	983	881
Total loan recoveries	1,201	1,072
Net loan charge-offs	(3,994)	(4,772)
Other	5	(10)
Balance, end of period	$14,337	14,636
Components:
Allowance for loan losses	$13,797	14,183
Allowance for unfunded credit commitments	540	453
Allowance for credit losses	$14,337	14,636
Net loan charge-offs as a percentage of average total loans	0.43%	0.52
Allowance for loan losses as a percentage of total loans	1.40	1.55
Allowance for credit losses for loans as a percentage of total loans	1.45	1.60
Table 3.6 summarizes the activity in the ACL by our commercial and consumer portfolio segments.
Table 3.6: Allowance for Credit Losses for Loans Activity by Portfolio Segment

	Year ended December 31,
	2025			2024
(in millions)	Commercial	Consumer	Total	Commercial	Consumer	Total
Balance, beginning of period	$7,946	6,690	14,636	8,412	6,676	15,088
Provision for credit losses	539	3,151	3,690	1,079	3,251	4,330
Loan charge-offs	(1,251)	(3,944)	(5,195)	(1,726)	(4,118)	(5,844)
Loan recoveries	218	983	1,201	191	881	1,072
Net loan charge-offs	(1,033)	(2,961)	(3,994)	(1,535)	(3,237)	(4,772)
Other	5	—	5	(10)	—	(10)
Balance, end of period	$7,457	6,880	14,337	7,946	6,690	14,636
Credit Quality
We monitor credit quality by evaluating various attributes and utilize such information in our evaluation of the appropriateness of the ACL for loans. The following sections provide the credit quality indicators we most closely monitor. The credit quality indicators are generally based on information as of our financial statement date.
COMMERCIAL CREDIT QUALITY INDICATORS. We manage a consistent process for assessing commercial loan credit quality. Commercial loans are generally subject to individual risk assessment using our internal borrower and collateral quality ratings, which is our primary credit quality indicator. Our ratings are aligned to regulatory definitions of pass and criticized categories with the criticized segmented among special mention, substandard, doubtful, and loss categories.
Table 3.7 provides the outstanding balances of our commercial loan portfolio by risk category and credit quality information by origination year for term loans. Revolving loans may convert to term loans as a result of a contractual provision in the original loan agreement or if modified for a borrower experiencing financial difficulty. At December 31, 2025, we had $568.9 billion and $31.0 billion of pass and criticized commercial loans, respectively. Gross charge-offs by loan class are included in the following table for the years ended December 31, 2025 and 2024.
Table 3.7: Commercial Loan Categories by Risk Categories and Vintage

	Term loans by origination year						Revolving loans	Revolving loans converted to term loans	Total
(in millions)	2025	2024	2023	2022	2021	Prior
December 31, 2025
Commercial and industrial
Pass	$84,419	23,611	11,947	12,544	7,248	12,455	285,207	13	437,444
Criticized	1,383	732	931	785	263	459	10,071	—	14,624
Total commercial and industrial	85,802	24,343	12,878	13,329	7,511	12,914	295,278	13	452,068
Gross charge-offs (1)	54	56	42	26	27	14	485	—	704
Commercial real estate
Pass	40,934	10,799	8,246	16,051	11,863	21,690	7,588	55	117,226
Criticized	3,803	1,402	1,182	3,591	3,014	2,007	59	—	15,058
Total commercial real estate	44,737	12,201	9,428	19,642	14,877	23,697	7,647	55	132,284
Gross charge-offs	104	52	38	61	117	123	2	—	497
Lease financing
Pass	4,566	3,295	3,254	1,524	768	812	—	—	14,219
Criticized	401	369	318	146	51	39	—	—	1,324
Total lease financing	4,967	3,664	3,572	1,670	819	851	—	—	15,543
Gross charge-offs	3	11	17	10	5	4	—	—	50
Total commercial loans	$135,506	40,208	25,878	34,641	23,207	37,462	302,925	68	599,895
	Term loans by origination year						Revolving loans	Revolving loans converted to term loans	Total
(in millions)	2024	2023	2022	2021	2020	Prior
December 31, 2024
Commercial and industrial
Pass	$46,670	23,891	23,142	13,883	4,963	10,892	241,365	1,247	366,053
Criticized	909	899	1,644	803	139	774	9,990	30	15,188
Total commercial and industrial	47,579	24,790	24,786	14,686	5,102	11,666	251,355	1,277	381,241
Gross charge-offs (1)	79	107	26	39	8	7	463	—	729
Commercial real estate
Pass	22,021	11,432	25,314	21,096	8,193	23,121	5,872	179	117,228
Criticized	3,396	1,847	5,427	4,240	1,478	2,616	273	—	19,277
Total commercial real estate	25,417	13,279	30,741	25,336	9,671	25,737	6,145	179	136,505
Gross charge-offs	81	78	124	158	145	359	—	—	945
Lease financing
Pass	4,516	4,628	2,681	1,457	573	1,290	—	—	15,145
Criticized	391	382	250	103	66	76	—	—	1,268
Total lease financing	4,907	5,010	2,931	1,560	639	1,366	—	—	16,413
Gross charge-offs	3	17	14	10	5	3	—	—	52
Total commercial loans	$77,903	43,079	58,458	41,582	15,412	38,769	257,500	1,456	534,159
(1) Includes charge-offs on overdrafts, which are generally charged-off at 60 days past due.
Table 3.8 provides days past due (DPD) information for commercial loans, which we monitor as part of our credit risk management practices; however, delinquency is not a primary credit quality indicator for commercial loans.
Table 3.8: Commercial Loan Categories by Delinquency Status

	Still accruing			Nonaccrual loans	Total commercial loans
(in millions)	Current-29 DPD	30-89 DPD	90+ DPD
December 31, 2025
Commercial and industrial	$449,764	872	120	1,312	452,068
Commercial real estate	127,432	722	251	3,879	132,284
Lease financing	15,242	226	—	75	15,543
Total commercial loans	$592,438	1,820	371	5,266	599,895
December 31, 2024
Commercial and industrial	$379,147	794	537	763	381,241
Commercial real estate	131,794	472	468	3,771	136,505
Lease financing	16,156	173	—	84	16,413
Total commercial loans	$527,097	1,439	1,005	4,618	534,159
CONSUMER CREDIT QUALITY INDICATORS.  We have various classes of consumer loans that present unique credit risks. Loan delinquency, Fair Isaac Corporation (FICO) credit scores and loan-to-value (LTV) for residential mortgage loans are the primary credit quality indicators that we monitor and utilize in our evaluation of the appropriateness of the ACL for the consumer loan portfolio segment.

Many of our loss estimation techniques used for the ACL for loans rely on delinquency-based models; therefore, delinquency is an important indicator of credit quality in the establishment of our ACL for consumer loans.

We obtain FICO scores at loan origination and the scores are generally updated at least quarterly, except in limited circumstances, including compliance with the Fair Credit Reporting Act (FCRA). FICO scores are not available for certain loan types or may not be required if we deem it unnecessary due to strong collateral and other borrower attributes.

LTV is the ratio of the outstanding loan balance divided by the property collateral value. For junior lien mortgages, we use the total combined loan balance of first and junior liens, including unused line of credit amounts. We generally obtain property collateral values through home valuation models and indices. We update LTVs on a quarterly basis. Certain loans do not have an LTV due to a lack of industry data availability or are portfolios acquired from or serviced by other institutions.

Gross charge-offs by loan class are included in the following tables for the years ended December 31, 2025 and 2024.

Credit quality information is provided with the year of origination for term loans. Revolving loans may convert to term loans as a result of a contractual provision in the original loan agreement or if modified for a borrower experiencing financial difficulty.

Table 3.9 provides the outstanding balances of our residential mortgage loans by our primary credit quality indicators.
Table 3.9: Credit Quality Indicators for Residential Mortgage Loans by Vintage

	Term loans by origination year						Revolving loans	Revolving loans converted to term loans
(in millions)	2025	2024	2023	2022	2021	Prior			Total
December 31, 2025
By delinquency status:
Current-29 DPD	$16,684	8,093	10,109	40,678	55,583	93,805	3,852	6,326	235,130
30-89 DPD	8	4	10	83	81	572	13	124	895
90+ DPD	—	6	7	51	57	329	6	140	596
Government insured/guaranteed loans (1)	2	2	6	6	20	5,533	—	—	5,569
Total	$16,694	8,105	10,132	40,818	55,741	100,239	3,871	6,590	242,190
By updated FICO:
740+	$15,739	7,606	9,518	37,588	52,338	83,614	3,078	4,028	213,509
700-739	678	314	348	1,888	2,043	5,078	393	848	11,590
660-699	168	102	138	722	794	2,242	183	524	4,873
620-659	49	10	40	269	202	900	63	252	1,785
<620	5	5	16	157	147	1,194	82	434	2,040
No FICO available	53	66	66	188	197	1,678	72	504	2,824
Government insured/guaranteed loans (1)	2	2	6	6	20	5,533	—	—	5,569
Total	$16,694	8,105	10,132	40,818	55,741	100,239	3,871	6,590	242,190
By updated LTV:
0-80%	$15,501	7,473	9,687	38,247	55,218	94,237	3,825	6,502	230,690
80.01-100%	1,152	573	394	2,434	437	283	27	56	5,356
>100% (2)	7	22	25	93	34	40	8	12	241
No LTV available	32	35	20	38	32	146	11	20	334
Government insured/guaranteed loans (1)	2	2	6	6	20	5,533	—	—	5,569
Total	$16,694	8,105	10,132	40,818	55,741	100,239	3,871	6,590	242,190
Gross charge-offs	$—	1	1	7	8	29	2	21	69
	Term loans by origination year						Revolving loans	Revolving loans converted to term loans	Total
(in millions)	2024	2023	2022	2021	2020	Prior
December 31, 2024
By delinquency status:
Current-29 DPD	$10,780	11,611	43,482	59,206	32,964	71,302	5,910	6,319	241,574
30-89 DPD	19	15	69	55	22	636	27	142	985
90+ DPD	—	8	43	23	10	338	19	172	613
Government insured/guaranteed loans (1)	2	10	17	41	94	6,933	—	—	7,097
Total	$10,801	11,644	43,611	59,325	33,090	79,209	5,956	6,633	250,269
By updated FICO:
740+	$10,231	10,931	40,431	55,880	31,150	61,856	4,671	3,917	219,067
700-739	411	448	1,978	2,208	1,165	4,601	635	882	12,328
660-699	93	151	756	775	411	2,196	314	533	5,229
620-659	27	52	196	172	101	944	103	287	1,882
<620	2	15	139	130	56	1,209	133	449	2,133
No FICO available	35	37	94	119	113	1,470	100	565	2,533
Government insured/guaranteed loans (1)	2	10	17	41	94	6,933	—	—	7,097
Total	$10,801	11,644	43,611	59,325	33,090	79,209	5,956	6,633	250,269
By updated LTV:
0-80%	$10,360	11,089	40,341	58,434	32,727	71,821	5,874	6,521	237,167
80.01-100%	398	482	3,088	758	193	259	61	72	5,311
>100% (2)	9	38	121	53	20	49	10	17	317
No LTV available	32	25	44	39	56	147	11	23	377
Government insured/guaranteed loans (1)	2	10	17	41	94	6,933	—	—	7,097
Total	$10,801	11,644	43,611	59,325	33,090	79,209	5,956	6,633	250,269
Gross charge-offs	$—	—	—	1	2	27	2	32	64
(1)Represents residential mortgage loans whose repayments are insured or guaranteed by U.S. government agencies, such as the Federal Housing Administration (FHA) or the Department of Veterans Affairs (VA). Loans insured/guaranteed by U.S. government agencies and 90+ DPD totaled $1.7 billion and $2.8 billion at December 31, 2025 and 2024, respectively.
(2)Reflects total loan balances with LTV amounts in excess of 100%. In the event of default, the loss content would generally be limited to only the amount in excess of 100% LTV.
Table 3.10 provides the outstanding balances of our credit card loan portfolio by primary credit quality indicators.

The revolving loans converted to term loans in the credit card loan category represent credit card loans with modified terms that require payment over a specific term.

Table 3.10: Credit Quality Indicators for Credit Card Loans

	December 31, 2025			December 31, 2024
	Revolving loans	Revolving loans converted to term loans		Revolving loans	Revolving loans converted to term loans
(in millions)			Total			Total
By delinquency status:
Current-29 DPD	$57,322	622	57,944	54,389	535	54,924
30-89 DPD	718	65	783	699	67	766
90+ DPD	781	32	813	815	37	852
Total	$58,821	719	59,540	55,903	639	56,542
By updated FICO:
740+	$23,443	37	23,480	21,784	28	21,812
700-739	12,713	91	12,804	12,359	74	12,433
660-699	11,267	155	11,422	11,093	132	11,225
620-659	5,472	136	5,608	5,356	117	5,473
<620	5,736	298	6,034	5,161	286	5,447
No FICO available	190	2	192	150	2	152
Total	$58,821	719	59,540	55,903	639	56,542
Gross charge-offs	$2,758	205	2,963	2,669	173	2,842
Table 3.11 provides the outstanding balances of our Auto loan portfolio by primary credit quality indicators.
Table 3.11: Credit Quality Indicators for Auto Loans by Vintage

	Term loans by origination year
(in millions)	2025	2024	2023	2022	2021	Prior	Total
December 31, 2025
By delinquency status:
Current-29 DPD	$26,413	8,993	5,560	4,728	3,357	654	49,705
30-89 DPD	115	61	60	187	227	72	722
90+ DPD	10	5	5	16	18	6	60
Total	$26,538	9,059	5,625	4,931	3,602	732	50,487
By updated FICO:
740+	$14,805	5,654	3,708	2,429	1,430	219	28,245
700-739	4,376	1,419	749	630	443	87	7,704
660-699	3,411	1,003	507	534	409	87	5,951
620-659	2,039	460	248	370	314	72	3,503
<620	1,892	504	410	950	983	258	4,997
No FICO available	15	19	3	18	23	9	87
Total	$26,538	9,059	5,625	4,931	3,602	732	50,487
Gross charge-offs	$29	41	47	160	149	27	453
	Term loans by origination year
(in millions)	2024	2023	2022	2021	2020	Prior	Total
December 31, 2024
By delinquency status:
Current-29 DPD	$13,846	9,175	8,415	7,205	2,042	684	41,367
30-89 DPD	32	63	270	380	122	60	927
90+ DPD	2	5	25	31	7	3	73
Total	$13,880	9,243	8,710	7,616	2,171	747	42,367
By updated FICO:
740+	$8,758	6,197	4,358	3,199	841	249	23,602
700-739	2,483	1,307	1,188	1,020	307	101	6,406
660-699	1,689	864	1,028	930	280	95	4,886
620-659	623	401	667	661	198	72	2,622
<620	319	455	1,450	1,775	529	223	4,751
No FICO available	8	19	19	31	16	7	100
Total	$13,880	9,243	8,710	7,616	2,171	747	42,367
Gross charge-offs	$10	48	246	270	55	23	652
Table 3.12 provides the outstanding balances of our Other consumer loans portfolio by primary credit quality indicators.
Table 3.12: Credit Quality Indicators for Other Consumer Loans by Vintage

	Term loans by origination year						Revolving loans	Revolving loans converted to term loans
(in millions)	2025	2024	2023	2022	2021	Prior			Total
December 31, 2025
By delinquency status:
Current-29 DPD	$2,134	967	926	565	137	52	29,074	103	33,958
30-89 DPD	9	8	15	9	2	2	11	5	61
90+ DPD	3	3	6	4	1	—	12	7	36
Total	$2,146	978	947	578	140	54	29,097	115	34,055
By updated FICO:
740+	$1,493	612	389	205	62	22	784	34	3,601
700-739	357	179	184	98	21	8	396	16	1,259
660-699	162	101	164	97	20	6	300	11	861
620-659	39	32	72	47	10	3	112	10	325
<620	24	33	91	66	13	5	132	17	381
No FICO available (1)	71	21	47	65	14	10	27,373	27	27,628
Total	$2,146	978	947	578	140	54	29,097	115	34,055
Gross charge-offs (2)	$147	68	100	63	13	3	58	7	459
	Term loans by origination year						Revolving loans	Revolving loans converted to term loans	Total
(in millions)	2024	2023	2022	2021	2020	Prior
December 31, 2024
By delinquency status:
Current-29 DPD	$1,860	1,835	1,160	286	80	59	23,903	112	29,295
30-89 DPD	5	23	17	3	1	2	14	6	71
90+ DPD	2	9	7	2	—	1	13	8	42
Total	$1,867	1,867	1,184	291	81	62	23,930	126	29,408
By updated FICO:
740+	$1,360	868	452	119	48	26	961	41	3,875
700-739	280	368	207	50	14	10	433	17	1,379
660-699	110	304	201	44	6	8	335	17	1,025
620-659	24	114	93	29	3	5	127	11	406
<620	14	120	112	29	4	7	138	16	440
No FICO available (1)	79	93	119	20	6	6	21,936	24	22,283
Total	$1,867	1,867	1,184	291	81	62	23,930	126	29,408
Gross charge-offs (2)	$150	165	127	31	5	6	66	10	560
(1)Substantially all loans are revolving securities-based loans originated by the WIM operating segment and therefore do not require a FICO score.
NONACCRUAL LOANS. Table 3.13 provides loans on nonaccrual status. Nonaccrual loans may have an ACL or a negative allowance for credit losses from expected recoveries of amounts previously written off.
Table 3.13: Nonaccrual Loans

	Outstanding balance				Recognized interest income
	Nonaccrual loans		Nonaccrual loans without related allowance for credit losses (1)		Year ended December 31,
(in millions)	Dec 31, 2025	Dec 31, 2024	Dec 31, 2025	Dec 31, 2024	2025	2024
Commercial and industrial	$1,312	763	138	2	19	29
Commercial real estate	3,879	3,771	575	41	59	25
Lease financing	75	84	18	17	—	—
Total commercial	5,266	4,618	731	60	78	54
Residential mortgage	2,838	2,991	1,888	1,887	170	177
Auto	70	89	—	—	11	14
Other consumer	27	32	—	—	4	4
Total consumer	2,935	3,112	1,888	1,887	185	195
Total nonaccrual loans	$8,201	7,730	2,619	1,947	263	249
(1)Nonaccrual loans may not have an allowance for credit losses if the loss expectations are zero given the related collateral value.
LOANS IN PROCESS OF FORECLOSURE. Our recorded investment in consumer mortgage loans collateralized by residential real estate property that are in process of foreclosure was $525 million and $705 million at December 31, 2025 and 2024, respectively, which included $383 million and $540 million, respectively, of loans that are government insured/guaranteed. Under the Consumer Financial Protection Bureau guidelines, we do not commence the foreclosure process on residential mortgage loans until after the loan is 120 days delinquent. Foreclosure procedures and timelines vary depending on whether the property address resides in a judicial or non-judicial state. Judicial states require the foreclosure to be processed through the state’s courts while non-judicial states are processed without court intervention. Foreclosure timelines vary according to state law.
LOANS 90 DAYS OR MORE PAST DUE AND STILL ACCRUING.  Certain loans 90 days or more past due are still accruing, because they are (1) well-secured and in the process of collection or (2) residential mortgage or consumer loans exempt under regulatory rules from being classified as nonaccrual until later delinquency, usually 120 days past due.

Table 3.14 shows loans 90 days or more past due and still accruing by class for loans not government insured/guaranteed.
Table 3.14: Loans 90 Days or More Past Due and Still Accruing

(in millions)	Dec 31, 2025	Dec 31, 2024
Total:	$3,000	4,802
Less: government insured/guaranteed loans (1)	1,688	2,801
Total, not government insured/guaranteed	$1,312	2,001
By segment and class, not government insured/guaranteed:
Commercial and industrial	$120	537
Commercial real estate	251	468
Total commercial	371	1,005
Residential mortgage	47	39
Credit card	813	852
Auto	52	71
Other consumer	29	34
Total consumer	941	996
Total, not government insured/guaranteed	$1,312	2,001
(1)Represents residential mortgage loans whose repayments are insured or guaranteed by U.S. government agencies, such as the FHA or the VA
LOAN MODIFICATIONS TO BORROWERS EXPERIENCING FINANCIAL DIFFICULTY.  We may agree to modify the contractual terms of a loan to a borrower experiencing financial difficulty.

Our commercial loan modifications vary based on the borrower’s request and are evaluated by our credit teams on an individual basis. At the time of modification, we may require that the borrower provide additional economic support, such as partial repayment, additional collateral, or guarantees.

Our consumer loan modifications vary based upon the loan product and the modification program offered to the borrower, and generally achieve payment terms that are more affordable to the borrower and, as a result, increase the likelihood of full repayment of principal and interest.

Our residential mortgage loan modification programs may include a short-term payment deferral based upon the borrower’s demonstrated hardship, up to 12 months. If additional assistance is needed after 12 months, the borrower may request another loan modification. Modifications may also include a trial payment period of three months to determine if the borrower can perform in accordance with the proposed permanent loan modification terms. Loans in a trial payment period continue to advance through delinquency status and accrue interest according to their original terms.
Credit card loan modifications result in a reduction in the credit card interest rate and may be offered on a short-term or long-term basis. A short-term interest rate reduction program reduces the borrower’s interest rate for 12 months. A long-term interest rate reduction program provides a reduction of the interest rate over a fixed five-year term. During the modification period, the borrower’s revolving charge privileges are revoked.

Auto loan modifications generally include insignificant payment deferrals over the loan term (e.g., three months or less).

The following disclosures provide information on loan modifications in the form of principal forgiveness, interest rate reductions, other-than-insignificant (e.g., greater than three months) payment delays, term extensions or a combination of these modifications, as well as the financial effects of these modifications, and loan performance in the 12 months following the modification. Loans that both modify and are paid off or charged-off during the period are not included in the disclosures below. These disclosures do not include loans discharged by a bankruptcy court as the only concession, which were insignificant for the years ended December 31, 2025, 2024, and 2023.

Table 3.15 presents the outstanding balance of commercial loans modified during the periods presented and the related financial effects of these modifications.
Table 3.15: Commercial Loan Modifications and Financial Effects

	Year ended December 31,
($ in millions)	2025	2024	2023
Commercial and industrial modifications:
Term extension	$718	503	286
All other modifications and combinations	129	152	144
Total commercial and industrial modifications	$847	655	430
Total commercial and industrial modifications as a % of loan class	0.19%	0.17	0.11
Financial effects:
Weighted average term extension (months)	15	25	15

Commercial real estate modifications:
Term extension	$1,580	2,085	458
All other modifications and combinations	151	336	9
Total commercial real estate modifications	$1,731	2,421	467
Total commercial real estate modifications as a % of loan class	1.31%	1.77	0.31
Financial effects:
Weighted average term extension (months)	25	25	24
Commercial loans that received a modification during the years ended December 31, 2025, 2024, and 2023, and subsequently defaulted in the period were insignificant. Defaults that occur on commercial modifications are reported based on a payment default definition of 90 days past due.
Table 3.16 provides past due information on commercial loans that received a modification during the years presented, and the amount of related gross charge-offs during these periods. For loan modifications that include a payment deferral, payment performance is not included in the table below until the loan exits the deferral period and payments resume.
Table 3.16: Payment Performance of Commercial Loan Modifications

	By delinquency status				Gross charge-offs
(in millions)	Current-29 DPD	30-89 DPD	90+ DPD	Total	Year ended
December 31, 2025
Commercial and industrial	$837	34	15	886	93
Commercial real estate	1,907	142	113	2,162	123
Total commercial	$2,744	176	128	3,048	216
December 31, 2024
Commercial and industrial	$609	35	28	672	112
Commercial real estate	2,292	94	37	2,423	13
Total commercial	$2,901	129	65	3,095	125
December 31, 2023
Commercial and industrial	$308	8	8	324	45
Commercial real estate	380	87	—	467	2
Total commercial	$688	95	8	791	47
Table 3.17 presents the outstanding balance of consumer loans modified during the periods presented and the related financial effects of these modifications. Modified loans within the Auto and Other consumer loan classes were insignificant for the periods presented, and accordingly, are excluded from the following tables and disclosures.
Loans in a trial payment period are not included in the following loan modification disclosures until the borrower has successfully completed the trial period and the loan modification is formally executed. Residential mortgage loans in a trial payment period totaled $110 million, $98 million, and $109 million at December 31, 2025, 2024, and 2023, respectively.
Table 3.17: Consumer Loan Modifications and Financial Effects

	Year ended December 31,
($ in millions)	2025	2024	2023
Residential mortgage modifications (1):
Payment delay	$601	363	472
Term extension	31	35	67
Term extension and payment delay	106	89	88
Interest rate reduction, term extension, and payment delay	48	45	80
All other modifications and combinations	32	39	57
Total residential mortgage modifications	$818	571	764
Total residential mortgage modifications as a % of loan class	0.34%	0.23	0.29
Financial effects:
Weighted average interest rate reduction	1.45%	1.70	1.65
Weighted average payments deferred (months) (2)	8	6	5
Weighted average term extension (years)	10.6	10.8	9.8

Credit card modifications:
Interest rate reduction	$935	772	459
Total credit card modifications	$935	772	459
Total credit card modifications as a % of loan class	1.57%	1.37	0.88
Financial effects:
Weighted average interest rate reduction	21.34%	22.04	21.63
(1)Payment delay modifications include loan modifications that defer a set amount of principal to the end of the loan term. The outstanding balance of loans with principal deferred to the end of the loan term was $368 million, $344 million, and $292 million for the years ended December 31, 2025, 2024, and 2023, respectively.
(2)Excludes the financial effects of loans with a set amount of principal deferred to the end of the loan term. The weighted average period of principal deferred was 24.5 years, 24.6 years, and 25.4 years for the years ended December 31, 2025, 2024, and 2023, respectively.
Consumer loans that received a modification during the years ended December 31, 2025, 2024, and 2023, and subsequently defaulted in the period totaled $225 million, $212 million, and $280 million, respectively. Defaults that occur on consumer modifications are reported based on a payment default definition of 60 days past due.
Table 3.18 provides past due information on consumer loan modifications during the years presented, and the related gross charge-offs that occurred on these modifications during these periods.
Table 3.18: Payment Performance of Consumer Loan Modifications

	By delinquency status				Gross charge-offs
(in millions)	Current-29 DPD	30-89 DPD	90+ DPD	Total	Year ended
December 31, 2025
Residential mortgage (1)	$449	107	102	658	11
Credit card (2)	861	124	92	1,077	226
Total consumer	$1,310	231	194	1,735	237
December 31, 2024
Residential mortgage (1)	$349	126	93	568	7
Credit card (2)	644	123	87	854	180
Total consumer	$993	249	180	1,422	187
December 31, 2023
Residential mortgage (1)	$460	120	180	760	9
Credit card (2)	344	68	47	459	82
Total consumer	$804	188	227	1,219	91
(1)Loan modifications in an active payment deferral are excluded. Includes loans where delinquency status was not reset to current upon exit from the deferral period.
(2)Credit card loans that are past due at the time of the modification do not become current until they have three consecutive months of payment performance.
Commitments to lend additional funds on commercial loans modified during the years ended December 31, 2025 and 2024, were $400 million and $499 million, respectively. Commitments to lend additional funds on consumer loans modified during the year ended December 31, 2025, were $85 million and during the year ended December 31, 2024, were insignificant.